Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Reconciliation of Income Tax Expense Computed at the U.S. Federal Statutory Rate to Income Tax Provision

The reconciliation of income tax expense computed at the U.S. federal statutory rate to the income tax provision for the years ended December 31, 2025 and 2024 is as follows:

	Year Ended December 31,
	2025		2024
	%	Amount	%	Amount
U.S. Federal statutory tax rate	21.00%	$(534,426)	21.00%	$(1,212,950)
Foreign tax effects
Israel - foreign rate differential	2.02%	(51,486)	1.82%	(105,154)
Effects of changes in tax laws or rates enacted in the current period
Cumulative foreign exchange adjustment for electing to report Israel Net Operating Loss in USD	1.17%	(29,743)	0.00%	-
Nontaxable or nondeductible items	0.24%	$(6,182)	0.00%	109
Other adjustments
Expired Net Operating Loss - US	-27.60%	$702,500	-0.06%	3,651
Return to provision	2.42%	$(61,615)	1.07%	(61,760)
Other	-1.02%	$25,839	0.00%	-
Increase (decrease) in valuation allowance	1.76%	(44,887)	-23.82%	1,376,102
Income tax expense	-	-	-	-

Schedule of Deferred Tax Assets and Liabilities	Significant components of the Company’s deferred tax assets and liabilities consist of the following:
	December 31,
	2025	2024
Deferred tax assets:
Net loss carryforwards	$9,903,516	$9,877,997
Capital loss carryforwards	66,837	66,837
Foreign exchange adjustment on capital note	(25,875)
Stock-based compensation	1,052,937	1,034,960
Research and development	242,905	317,681
Accruals	42,445	30,177
Deferred asset before valuation allowance	11,282,765	11,327,652
Valuation allowance	(11,282,765)	(11,327,652)
Net deferred tax asset	$-	$-